INVENTORY (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES
As at	September 30, 2023	December 31, 2022
Finished goods	$1,094,235	$542,934
Parts	747,229	513,008
	$1,841,464	$1,055,942

SCHEDULE OF COST OF SALES

Cost of sales consist of the following:

For the nine months ended	September 30, 2023	September 30, 2022
Inventory	$3,199,976	$3,313,817
Consulting and services	468,959	497,250
Other	164,373	23,184
	$3,833,308	$3,834,251